LOAN AND NOTE RECEIVABLES, RELATED PARTY (Details Narrative) - USD ($)	Apr. 27, 2026	Aug. 29, 2025	Jul. 05, 2025	Dec. 31, 2025	Dec. 31, 2024
Outstanding loans receivable amount				$ 1,248,396
Interest receivable				$ 18,396
Debt term		1 year
Minimum [Member]
Interest rate percentage					3.375%
Maximum [Member]
Interest rate percentage				2.75%	3.50%
Notes Receivable [Member]
Interest receivable				$ 157,485
Related Party [Member]
Notes receivable, related party				$ 3,957,485
ST Meng Pte Ltd [Member]
Deposits paid			$ 1,230,000
Interest rate percentage		12.00%	3.00%
Outstanding principal amount		$ 3,800,000
Debt instrument conversion percentage		70.00%
ST Meng Pte Ltd [Member] | Subsequent Event [Member]
Outstanding principal amount	$ 3,800,000
Outstanding principal amount	51,072
ST Meng Pte Ltd [Member] | Subsequent Event [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	19.00%
ST Meng Pte Ltd [Member] | Subsequent Event [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	41.52%